Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
September 30, 2025 (Unaudited)

	Shares	Value
Common Stocks - 95.58%

Aerospace & Defense - 1.99%
AerSale Corp. (a)	45,389	371,736
		371,736

Air Freight & Logistics - 0.26%
Freightos Ltd. (a)	14,456	47,705
		47,705

Banks - 5.27%
Farmers & Merchants Bancorp	293	302,083
First Internet Bancorp	12,694	284,726
Hingham Institution for Savings	1,502	396,198
		983,007

Building Products - 3%
Masterbrand, Inc. (a)	42,474	559,383
		559,383

Capital Markets - 9.58%
Diamond Hill Investment Group, Inc. Class A	1,874	262,379
Donnelley Financial Solutions, Inc. (a)	5,165	265,636
Newtek Business Services Corp.	46,072	527,524
Silvercrest Asset Management Group, Inc.	46,411	730,973
		1,786,512

Commercial Services & Supplies - 2.65%
Perma-Fix Environmental Services, Inc. (a)	48,999	494,890
		494,890

Communication Equipment - 6.63%
Aviat Networks, Inc. (a)	34,634	794,158
Ituran Location & Control Ltd.	6,019	214,999
Gogo, Inc. (a)	26,364	226,467
		1,235,623

Construction & Engineering - 2.38%
Concrete Pumping Holdings, Inc. (a)	62,880	443,304
		443,304

Consumer Discretionary - 1.41%
Sturm, Ruger & Co., Inc.	6,060	263,428
		263,428

Distributors - 1.31%
A-Mark Precious Metals, Inc. (a)	9,432	244,006
		244,006

Diversified Financial Services - 3.13%
TIPTREE, Inc. (a)	30,442	583,573
		583,573

Electronic Equipment, Instruments & Components - 3.71%
Allient, Inc.	8,150	364,713
Richardson Electronics Ltd.	33,468	327,652
		692,364

Equity Real Estate Investment Trusts - 1.74%
Postal Realty Trust, Inc.	20,734	325,316
		325,316

Financial Services - 0.56%
Yukon New Parent, Inc. (a)	13,391	104,450
		104,450

Health Care Providers & Services - 1.89%
Joint Corp. (a)	36,962	352,617
		352,617

Household Durables - 0.26%
Lovesac Co. (a)	2,832	47,946
		47,946

IT Services - 3.89%
Hackett Group, Inc.	5,542	105,353
International Money Express, Inc. (a)	44,301	618,885
		724,238

Insurance - 6.15%
American Coastal Insurance Corp. (a)	42,756	486,991
Crawford & Co.	61,563	658,724
		1,145,715

Leisure Products - 2.86%
Johnson Outdoors, Inc.	4,620	186,602
Smith & Wesson Brands, Inc.	35,308	347,078
		533,679

Machinery - 2.1%
Hurco Companies, Inc.	22,512	391,709
		391,709

Marine - 2.72%
Genco Shipping & Trading Ltd.	28,487	507,069
		507,069

Media -3.2%
Shutterstock, Inc.	5,512	114,925
Thryv Holdings, Inc.	40,012	482,545
		597,470

Metals & Mining -0.28%
Olympic Steel, Inc.	1,720	52,374
		52,374

Oil, Gas & Consumable Fuels - 8.97%
Alto Ingredients, Inc. (a)	14,123	68,073
Evolution Petroleum Corp.	73,525	631,947
Pason Systems, Inc.	3,981	201,240
Teekay Tankers Ltd. (a)	11,769	352,893
Unit Corp.	103,832	417,405
		1,671,558

Personal Products - 2.79%
Nature's Sunshine Products, Inc. (a)	33,516	520,168
		520,168

Professional Services - 4.87%
BG Staffing, Inc.	88,342	627,228
Forrester Research. Inc.	26,537	281,292
		908,520

Semiconductors & Semiconductor Equipment - 1.48%
Amtech Systems, Inc. (a)	11,238	104,064
Photronics, Inc. (a)	7,497	172,056
		276,120

Software - 2.17%
Rimini Street, Inc.	86,281	403,795
		403,795

Specialty Retail - 1.18%
America's Car-Mart, Inc. (a)	7,510	219,367
		219,367

Technology Harware, Storage & Peripheral Total - 2.73%
CPI Card Group, Inc.	24,194	366,297
Immersion Corp.	19,344	141,985
		508,282

Textiles, Apparel, & Luxury Goods - 2.99%
Lakeland Industries, Inc. (a)	15,596	230,821
Movado Group, Inc. (a)	17,212	326,512
		557,332

Thrifts & Mortgage Finance - 0.35%
Federal Agricultural Mortgage Corp.	383	64,336
		64,336

Trading Companies & Distributors - 1.08%
Karat Packaging Co.	7,986	201,327
		201,327

TOTAL COMMON STOCKS (Cost $17,122,773)		17,818,921

Money Market Funds - 4.52%
Federated Hermes Government Obligations Fund - Institutional Class 3.98% (b)	842,785	842,785
		842,785

TOTAL MONEY MARKET FUNDS (Cost $842,785)		842,785

TOTAL INVESTMENTS (Cost $17,965,558) - 100.11%		18,661,707

Liabilities In Excess of Other Assets - (0.08)%		(20,943)

TOTAL NET ASSETS - 100.00%		18,640,764

(a) Non-income producing security
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2025.